Shareholders' Equity (Details) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Summary of warrant activity
Shares, Outstanding at beginning of year	963,034	8,577,688	6,838,962
Shares, Granted	13,391,655		1,738,726
Shares, Exercised, forfeited, or expired	(828,857)	(7,614,654)
Shares, Outstanding at end of year	13,525,832	963,034	8,577,688
Shares, Exercisable at end of year	13,525,832	963,034	6,838,962
Weighted-Average Exercise Price, Outstanding at beginning of year	$ 2.91	$ 2.15	$ 2.15
Weighted-Average Exercise Price, Granted	$ 10.56		$ 2.50
Weighted-Average Exercise Price, Exercised, forfeited, or expired	$ 2.97	$ 2.14
Weighted-Average Exercise Price, Outstanding at end of year	$ 10.48	$ 2.91	$ 2.22
Weighted-Average Exercise Price, Exercisable at end of year	$ 10.48	$ 2.91	$ 2.15